Variable Interest And Securitization Entities (Total Securitized Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Total Securitized Assets	$ 644	$ 739
Securitized Assets Not Required to be Consolidated
Variable Interest Entity [Line Items]
Total Securitized Assets	157	164
Securitized Assets Required to be Consolidated
Variable Interest Entity [Line Items]
Total Securitized Assets	487	575
Other Assets | Securitized Assets Not Required to be Consolidated
Variable Interest Entity [Line Items]
Total Securitized Assets	$ 157	$ 164